Financial Assets and Liabilities - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other payables [line items]
Judicial deposits		R$ (294,976)
Other	R$ 11,221	731
Total trade and other payables	1,923,920	2,433,995
Natural gas suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	838,105	1,563,930
Materials and service suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	1,073,227	1,162,496
Fuel and lubricants suppliers [member]
Disclosure of trade and other payables [line items]
Trade and other payables to trade suppliers	R$ 1,367	R$ 1,814